Acquisitions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Acquisitions
NOTE 10. ACQUISITIONS

(a)	Business Combinations - 2021
The table below
summarizes significant business combinations completed during the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
Total consideration
Common shares issued	$2,000	$183,262	$46,643	$52,610	$65,844	$350,359
Cash	1,500	—	—	33,304	20,480	55,284
Cashless exercise option on loan	10,000	—	—	—	—	10,000
Settlement of leases	90	—	—	—	—	90
Loan settlement	11,414	21,226	1,852	—	3,339	37,831
Warrants issued	—	18,415	—	—	—	18,415
Replacement RSU awards	—	10,048	—	—	—	10,048
Payment of acquisition-related transaction costs on behalf of the acquiree	—	3,373	1,001	3,135	331	7,840
Payment of 3rd-party debt on behalf of the acquiree	—	—	20,125	—	—	20,125
Deferred consideration	—	1,806	—	—	46,677	48,483
Contingent consideration	—	—	29,642	—	—	29,642

Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117
Net identifiable assets (liabilities) acquired
Cash	$1,360	$1,623	$2,938	$751	$937	$7,609
Accounts receivable	—	—	6,494	33	—	6,527
Inventory	1,519	19,244	24,862	2,963	506	49,094
Loans receivable, short-term	—	1,600	—	—	—	1,600
Other current assets	76	1,205	662	134	36	2,113
Property & equipment	996	26,152	30,128	1,845	11,873	70,994
Right-of-use assets	127	13,709	1,304	1,834	859	17,833
Other non-current assets	47	—	—	—	—	47
Customer relationships	1,370	6,700	13,600	2,320	260	24,250
License	16,320	117,000	12,000	70,950	98,690	314,960
Trade name	—	—	1,400	—	—	1,400
Non-compete agreements	—	—	800	270	80	1,150
Investments	—	693	—	—	—	693

Total identifiable assets acquired	$21,815	$187,926	$94,188	$81,100	$113,241	$498,270

Short-term liabilities	(1,601)	(3,733)	(14,585)	(1,186)	(151)	(21,256)
Lease liability	(127)	(13,685)	(1,304)	(1,834)	(859)	(17,809)
Contract liability-loyalty program	—	(456)	—	(355)	—	(811)
Deferred tax liability	(3,968)	(36,940)	(10,597)	—	(30,753)	(82,258)
Total identifiable liabilities acquired	(5,696)	(54,814)	(26,486)	(3,375)	(31,763)	(122,134)

Net identifiable assets acquired	$16,119	$133,112	$67,702	$77,725	$81,478	$376,136
Purchase price allocation
Net identifiable assets acquired	16,119	133,112	67,702	77,725	81,478	376,136
Goodwill	8,885	105,018	31,561	11,324	55,193	211,981

Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117

(i) Verdant
On February 16, 2021, the Company completed the acquisition of 100% of the membership interests of Verdant dispensaries in Cincinnati, Chillicothe, Newark and Marion, Ohio. As a result of this acquisition, the Company now holds additional licenses to distribute medical cannabis in the state of Ohio, bringing the Company’s dispensary presence in Ohio to five, the maximum allowed by the state. As of December 31, 2021, the Company has recorded estimates of the fair value of assets acquired and liabilities assumed.
Consideration for the acquisition included 0.1 million SVS issued as of the acquisition date.
During the year ended December 31, 2021, the Company recorded measurement period adjustments related to changes in the valuation of certain intangible assets, lease settlements, and deferred taxes, which resulted in a net reduction in goodwill of $0.2 million.
See sections (vi) and (vii) below for discussion of Contributed Revenue and Net income (loss) and Pro Forma Information, respectively.
(ii) Bluma
On April 14, 2021, the Company completed the acquisition of 100% of the membership interests of Bluma, a vertically integrated operator in Florida. As a result of this acquisition, the Company now holds a license to cultivate, process, transport, and dispense medical cannabis in the state of Florida, bringing the Company’s dispensary presence in Florida to eight, as of the acquisition date. As of December 31, 2021, the Company recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. While all amounts remain subject to adjustments, the areas subject to the most significant potential adjustments are intangibles, fixed assets, and taxes. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed will be recorded as adjustments to those assets and liabilities and residual amounts will be allocated to goodwill. Balances are subject to change during the measurement period which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date.
Consideration for the acquisition included 15.1 million SVS issued as of the acquisition date.
The Company recorded transaction costs of $1.5 million in connection with the Bluma acquisition as Selling, general, and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
During the year ended December 31, 2021, the Company recorded measurement period adjustments related to RSU awards, short-term loans receivable, inventory, and deferred taxes, which resulted in a net increase in goodwill of $0.5 million.
See sections (vi) and (vii) below for discussion of Contributed Revenue and Net income (loss) and Pro Forma Information, respectively.

(iii) Cultivate
On September 2, 2021, the Company completed the acquisition of 100% of the membership interests of Cultivate. As a result of this acquisition, the Company now holds additional licenses to cultivate, process, transport, and dispense medical and adult-use
cannabis in the state of Massachusetts, bringing the Company’s dispensary presence in Massachusetts to four. As of December 31, 2021, the Company recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Balances are subject to change during the measurement period which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. While all amounts remain subject to adjustments, the areas subject to the most significant potential adjustments are inventory, fixed assets, intangible assets, deferred tax assets and liabilities, consideration (working capital adjustment) and short-term liabilities. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed will be recorded as adjustments to those assets and liabilities and residual amounts will be allocated to goodwill.
Consideration for the acquisition included 4.8 million SVS issued as of the acquisition date.
During the year ended December 31, 2021, the Company recorded measurement period adjustments related to property and equipment, short-term liabilities, and deferred taxes, which resulted in a net reduction in goodwill of $0.7 million.
The Company recorded transaction costs of $1.6 million in connection with the Cultivate acquisition as Selling, general, and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for discussion of Contributed Revenue and Net income (loss) and Pro Forma Information, respectively.
(iv) Cure Penn

On
November 25, 2021, the Company announced that it had completed the acquisition of 100%
 of the membership interests of Cure Penn. As a result of this acquisition, the Company holds additional licenses to dispense medical cannabis in the state of Pennsylvania, bringing the Company’s dispensary presence in Pennsylvania to eight as of the date of acquisition. As of December 31, 2021, the Company recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Balances are subject to change during the measurement period which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. While all amounts remain subject to adjustments, the areas subject to the most significant potential adjustments are intangible assets, consideration (working capital adjustment), and short-term liabilities. Any changes to the preliminary estimates of the fair value of the assets and liabilities assumed will be recorded as adjustments to those assets and liabilities and residual amounts will be allocated to goodwill.
Consideration for the acquisition included 6.2 million SVS issued as of the acquisition date.

See sections (vi) and (vii) below for discussion of Contributed Revenue and Net income (loss) and Pro Forma Information, respectively.
(v) Laurel Harvest
On December 10, 2021, the Company announced that it had completed the acquisition of 100% of the membership interests of Laurel Harvest. As a result of this acquisition, the Company holds additional licenses to cultivate, process, transport, and dispense medical cannabis in the state of Pennsylvania, bringing the Company’s dispensary presence in Pennsylvania to nine. As of December 31, 2021, the Company recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Balances are subject to change during the measurement period which will conclude at the earlier of the date the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date, learns that more information is not obtainable, or one year following the acquisition date. While all amounts remain subject to adjustments, the areas subject to the most significant potential adjustments are intangibles, deferred tax asset and liabilities, consideration (working capital adjustment), fixed assets, and short-term liabilities. Any changes to the preliminary estimates of the fair value of the assets and liabilities assumed will be recorded as adjustments to those assets and liabilities and residual amounts will be allocated to goodwill.
Consideration for the acquisition included 8.4 million SVS issued as of the acquisition date.
The Company recorded transaction costs of $1.1 million in connection with the Laurel Harvest acquisition as Selling, general, and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for discussion of Contributed Revenue and Net income (loss) and Pro Forma Information, respectively.
(vi) Contributed Revenue and Net income (loss)
The table below summarizes contributed Revenue and Net income (loss) for the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
Contributed revenue	$26,547	$26,642	$29,279	$2,966	$328	$85,762
Net (loss) income	5,352	(8,382)	14,944	(50)	(136)	$11,728
(vii) Unaudited Pro Forma Information - Significant 2021 Acquisitions
The following unaudited pro forma financial information reflects the combined results of operations of Cresco Labs Inc. and the pre-acquisition
results of entities acquired by Cresco Labs Inc. during the year ended December 31, 2021, as though the acquisitions occurred as of January 1, 2020:

	For the year ended December 31, 2021
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$821,682	$2,677	$7,906	$39,033	$29,281	$1,966	$902,545
Pro forma net income:
Pre-acquisition net income		(846)	(13,784)	4,550	8,161	(2,121)
Pro forma adjustments:
(a) Transaction costs		399	1,461	1,555	439	1,081
(b) Post-acquisition share-based compensation		—	2,440	—	—	—
(c) Intangible amortization		(150)	(599)	(860)	(355)	(68)

Total pro forma adjustments		$250	$3,302	$695	$84	$1,013
Total pro forma net income	$(296,834)	$(596)	$(10,482)	$5,245	$8,245	$(1,109)	$(295,531)

(a)
includes removal of transaction costs as they will be reflected as of the beginning of the earliest period presented (January 1, 2020). These costs were included as Selling, general, and administrative expenses in the Consolidated Statements of Operations.

(b)
includes removal of post combination share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the. Bluma, acquisition. These costs were included as Selling, general, and administrative expenses in the Consolidated Statements of Operations.

(c)
includes estimated amortization expense on intangible assets acquired. Th ese
 costs were recorded in Cost of goods sold and Selling, general, and administrative expenses in the Consolidated Statements of Operations.

	For the year ended December 31, 2020
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$476,251	$15,195	$12,338	$22,965	$29,119	$1	$555,869
Pro forma net income:
Pre-acquisition net income		(1,982)	(25,998)	772	8,384	(650)
Pro forma adjustments:
(a) Transaction costs		(399)	(1,461)	(1,555)	(439)	(1,081)
(b) Post-acquisition share-based compensation		—	(2,440)	—	—	—
(c) Intangible amortization		(171)	(853)	(3,483)	(387)	(73)

Total pro forma adjustments		$(571)	$(4,754)	$(5,037)	$(826)	$(1,153)
Total pro forma net income	$(92,771)	$(2,553)	$(30,752)	$(4,266)	$7,558	$(1,803)	$(124,587)

(a)	includes transaction costs related to acquisitions (reflected as of January 1, 2020).
(b)	includes post combination share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the. Bluma, acquisition.
(c)	includes estimated amortization expense on intangible assets acquired.
( b )	Business Combinations - 2020
The table below summarizes significant business combinations completed during the year ended December 31, 2020:

($ in thousands)	Origin House (ii)
Total consideration
Common shares issued	$396,575
Replacement awards	31,671

Total consideration	$428,246

Net identifiable assets (liabilities) acquired
Cash	$32,984
Accounts receivable	7,565
Inventory	16,660
Other current assets	2,197
Property and equipment	18,079
Right-of-use assets	17,984
Loans receivable, long-term	331
Equity method investment	4,302
Investments	139
Customer relationships	63,600
Trade names	39,700
Licenses	5,900
Market related intangibles	2,374
Internally developed software	380

Total identifiable assets acquired	$212,195

Short-term liabilities	$(25,758)
Lease liabilities	(18,002)
Deferred and contingent consideration	(3,807)
Notes payable	(22,045)
Deferred tax liabilities	(29,622)

Net identifiable assets acquired	$112,961

Purchase price allocation
Net identifiable assets acquired	$112,961
Goodwill	315,285

Total consideration	$428,246

(i) Wellbeings
On October 5, 2020, the Company acquired all remaining equity interests and voting rights of Wellbeings LLC (“Wellbeings”). As a result of this acquisition, the Company has control over a business that distributes and sells high quality CBD wellness products.
No consideration was transferred for this step acquisition, other than the Company recognizing $0.2 million of goodwill and assuming $0.2 million of net liabilities. The Company recognized a $0.5 million loss on a previous investment in Wellbeings, offset by a gain of $0.3 million related to the reversal of an expected credit loss on a loan that was extended to Wellbeings by the Company prior to the acquisition.
(ii) Origin House
On January 8, 2020, the Company completed the acquisition of 100% of the membership interests of Origin House.
As a result of this acquisition, the Company now holds additional licenses to cultivate and process medical and adult-use marijuana and new licenses to distribute medical and adult-use cannabis in the state of California. Additionally, the Company acquired licenses to operate a nicotine vape business in Canada with retail, online and wholesale revenues, as well as franchise locations. In the first quarter of 2021, 180 Smoke was sold, removing the licenses from our ownership (see section (e) below).
Total consideration for the acquisition was $
428.2
 million. The consideration consisted of
66.5
 million SVS issued as of the acquisition date, valued at $
396.6
 million, and
5.7
 million replacement awards, valued at $
31.7
 million. The replacement awards are comprised of
3.4
 million replacement RSUs,
1.6
 million deferred share awards and
0.6
 million replacement options. The Company recorded an increase of $
51
 thousand of post-acquisition share-based compensation expense related to the replacement options for the year ended December
31
,
2020
.
As part of the acquisition, the Company recorded reserves of $0.1 million for potential payments contingent on future events. The matter was settled and paid during the year ended December 31, 2020.
The Company calculated, on a pro forma basis, the combined results of the acquired entity as if the Origin House acquisition had occurred as of January 1, 2020. These unaudited pro forma results are not necessarily indicative of either the actual consolidated results had the acquisition occurred as of January 1, 2020
,
or of the future consolidated operating results.
Total unaudited pro forma Revenue and Net loss for the combined company for the year ended December 31, 2020
,
was
$476.9 million and $93.2
million, respectively. Relevant pro forma adjustments consisted of amortization on acquired intangible assets of
$11
.0 thousand.
Contributed revenue and Net loss from the Origin House acquisition for the year ended December 31, 2020
,
was $88.7 million and $31.2 million, respectively.
For the year ended December 31, 2020, the Company recorded transaction costs of
$5.5 million in connection with the Origin House acquisition as Selling, general and administrative expenses in the Consolidated Statements of
Operations.

(c)	Deferred Consideration, Contingent Consideration and Other Payables
The following is a summary of Deferred consideration, contingent consideration and other payables balances as of December 31, 2021 and 2020, which are classified as short-term:

($ in thousands)	2021	2020
Valley Ag contingent consideration	$—	$19,093
Cultivate contingent consideration	33,969	—
Laurel Harvest deferred consideration, short term	37,847	—

Total Deferred consideration, contingent consideration and other payables, short-term - acquisition related	$71,816	$19,093

Increases
in deferred consideration between December 31, 2020 and December 31, 2021 are primarily driven by the third and fourth quarter acquisitions of Cultivate and Laurel Harvest, respectively, partially offset by a write-down of Valley Ag contingent consideration. See Note 16 for further discussion of Valley Ag contingent consideration.
During
the years ended December 31, 2021, and 2020 the Company recognized a mark-to-market
gain of $19.1 million and $2.8
million, respectively, related to contingent consideration for its Valley Ag acquisition.
In
connection with the Bluma acquisition, the Company recorded a deferred consideration liability valued at $
1.8

million associated with acquisition-related transaction costs paid by the Company on behalf of the sellers.
During the year ended December 31,
2021, the Company settled
all

of the obligation in cash.
As
part of the Cultivate acquisition, the Company initially recorded contingent consideration of
$
29.6

million
. The former owners of Cultivate are entitled to an earnout of up to
$
68.0

million. Communication of the earnout amount to the sellers is required within 10 days after the issuance of the Company’s annual consolidated financial statements for the year ended December 31, 2021 and paid in the shorter of five business days after acceptance or thirty days after communication.
 The earnout is based on Cultivate’s adjusted earnings before interest, taxes, depreciation, and amortization (“EBITDA”), a non-GAAP financial measure, for the year ended December 31, 2021, pursuant to the provisions of the Cultivate purchase agreement. As of December 31, 2021, the Company remeasured the fair value of the earnout payment, increasing the value from
$
29.6

million as of September 2, 2021, to $
34.0

million
as of December 31, 2021. The adjustment to the earnout was a loss, recorded to Other income (expense), net.
As
a part of the Laurel Harvest acquisition, Cresco recorded $37.7 million short-term deferred consideration and $9.0 million long-term deferred consideration, for a total of $46.7 million deferred consideration. Total deferred payment of $50.0 million is payable within 18 months of the acquisition date; however, the timing of the payment can be accelerated based on timing of the opening of five new dispensaries. Based on Cresco’s projection of each store opening date, the total deferred payment of $50.0 million has been discounted to $46.9 million, which includes $0.2 million of interest expense which was recorded to the short-term deferred consideration balance as of December 31, 2021.

(d)	Long-term Deferred and Contingent Consideration
The following is a
summary of Long-term contingent consideration as of December 31, 2021 and 2020:

($ in thousands)	2021	2020
Valley Ag operating cash flows consideration	$8,577	$7,247
Laurel Harvest deferred consideration, long ter m	9,074	—

Total Long-term deferred and contingent consideration	$17,651	$7,247

During the

year ended December
31
,
2021
, the Company recorded a $
1.3
 million increase to the present value of Valley Ag operating cash flows consideration due to changes in the Company’s incremental borrowing rate and other present value considerations. As of December
31
,
2021
, the estimated liability of $
8.6
 million is based on the present value of expected payments associated with future cash flows of the acquired business.
As
a part of the Laurel Harvest acquisition, the Company recorded $9.0 million of long-term deferred consideration. As of December 31, 2021, $48 thousand of interest expense was recorded related to the long-term deferred consideration balance.

(e)	Dispositions
On March 30, 2021, the Company completed the divestiture of the 180 Smoke and related intercompany receivables to Spyder Cannabis Inc. and Plant-Based Investment Corp. for approximately $
1.1

million, after certain adjustments. The sale resulted in a loss of $
0.8

million for the year ended December 31, 2021 and is classified as a component of Other (expense) income, net
, in the Consolidated Statement of Operations.
At the time of sale, the Company recognized an additional loss of $
0.3

million for accumulated foreign currency translation loss previously included in Other comprehensive loss, which is included within Other (expense) income, net
.